Employee benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee benefits
Summary of defined benefit pension plans

	As of December 31,
in €‘000	2023	2022
Defined benefit obligation	14,129	10,412
Fair value of plan assets	(13,086)	(10,215)
Net defined benefit liability	1,043	197

	Years Ended December 31,
in €‘000	2023	2022
Defined benefit obligation as of January 1,	10,412	11,456
Interest expense on defined benefit obligation	280	44
Current service cost	558	726
Contributions by plan participants	490	369
Benefits (paid) / deposited	904	56
Past service cost	—	—
Administration cost (excl. cost for managing plan assets)	6	6
Actuarial loss (gain) on defined benefit obligation	967	(2,855)
Exchange rate loss	512	610
Defined benefit obligation as of December 31,	14,129	10,412

Summary of defined benefit obligation and movements in the plan assets

	Years Ended December 31,
in €‘000	2023	2022
Fair value of plan assets as of January 1,	10,215	9,365
Interest income on plan assets	275	31
Contributions by the employer	628	452
Contributions by plan participants	490	369
Benefits deposited (paid)	909	(53)
Others	—	204
Return on plan assets excl. interest income	(182)	(596)
Exchange rate gain	509	522
Adjustment to asset ceiling	242	(79)
Fair value of plan assets as of December 31,	13,086	10,215